MINERAL PROPERTY, PLANT, AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		$ 15,090	$ 0
Transfers to inventories		(21,945)	0
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		$ 1,856	$ 0
Las Chispas Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers to inventories	$ 13,655